Consolidated and Combined Carve-Out Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating revenues
Time charter revenues	$ 396,026,000		$ 329,190,000		$ 286,630,000
Total operating revenues	396,026,000		329,190,000		286,630,000
Operating expenses
Vessel operating expenses	59,191,000	[1]	52,390,000	[1]	45,474,000	[1]
Voyage and charter-hire expenses	6,048,000		5,239,000		4,471,000
Administrative expenses	5,757,000	[2]	5,194,000	[2]	7,269,000	[2]
Depreciation and amortization	80,574,000		66,336,000		51,167,000
Total operating expenses	151,570,000		129,159,000		108,381,000
Operating income (loss)	244,456,000		200,031,000		178,249,000
Financial income (expenses)
Interest income	1,131,000		1,097,000		1,797,000
Interest expense	(43,781,000)	[3]	(43,195,000)	[3]	(38,090,000)	[3]
Other financial items, net	(22,118,000)		(1,661,000)		(5,389,000)
Net financial expenses	(64,768,000)		(43,759,000)		(41,682,000)
Income (loss) before equity in net losses of affiliates, income taxes and non-controlling interests	179,688,000		156,272,000		136,567,000
Income taxes	5,047,000		(5,453,000)		(9,426,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	184,735,000		150,819,000		127,141,000	[4]
Net (income) loss attributable to non-controlling interests	(10,581,000)		(9,523,000)		(10,723,000)
Net income attributable to Golar LNG Partners LP Owners	174,154,000		141,296,000		116,418,000
Dropdown Predecessors Interest Net Income Loss	0		0		28,015,000
General Partner’s interest in net income (4)	23,908,000	[5]	13,796,000	[5]	2,750,000	[5]
Limited Partners’ interest in net income	150,246,000		127,500,000		85,653,000
Per common share amounts:
Cash dividends declared and paid (in dollars per share)	$ 2.14		$ 2.05	[6]	$ 1.78	[6]
Costs and Expenses, Related Party	7,746,000	[7]	6,701,000	[7]	4,222,000	[7]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	2,877,000	[8]	2,569,000	[8]	2,876,000	[8]
Interest Expense, Related Party	0		2,000,000		18,100,000
Net income (loss) allocated to IDRs (P&L)	18,300,000		11,000,000		0
Common Units [Member]
Per common share amounts:
Earnings Per Share, Basic and Diluted	$ 2.47		$ 2.31		$ 2.08
Golar Igloo [Member]
Financial income (expenses)
Net income (loss)	$ 22,300,000

[1]	This includes related party ship management fee recharges of $7.7 million, $6.7 million and $4.2 million for the years ended December 31, 2014, 2013 and 2012, respectively. See note 25.
[2]	This includes related party management and administrative fee recharges of $2.9 million, $2.6 million and $2.9 million for the years ended December 31, 2014, 2013 and 2012, respectively. See note 25.
[3]	This includes related party interest expense of $nil, $2.0 million and $18.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. See note 25.
[4]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[5]	This includes net income attributable to IDR holders of $18.3 million, $11.0 million and $nil for the years ended December 31, 2014, 2013 and 2012, respectively.* 2014 and 2013 refers to the Consolidated Statements of Operations. ** 2012 refers to the Consolidated and Combined Carve-out Statement of Operations.
[6]	Refers to cash distributions declared and paid during the period.
[7]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[8]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days' written notice.